SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

MUTUAL OF AMERICA INVESTMENT CORPORATION

DATED AS OF AUGUST 12, 2022

On page 28, under the heading Management of the Investment Company, the fourth paragraph is replaced with the following:

As of March 31, 2022, the following owned of record and/or beneficially 5% or more of the outstanding shares of a Fund:

Fund Name	Owner Name	City, State	Owned of Record %

Equity Index	Mutual of America Separate Account	New York, New York	31.23%

	Mutual of America 2025 Retirement Fund	New York, New York	7.22%

	Mutual of America 2030 Retirement Fund	New York, New York	9.04%

	Mutual of America 2035 Retirement Fund	New York, New York	8.85%

	Mutual of America 2040 Retirement Fund	New York, New York	8.11%

	Mutual of America 2045 Retirement Fund	New York, New York	8.62%

	Mutual of America 2050 Retirement Fund	New York, New York	6.25%

All America	Mutual of America Separate Account	New York, New York	91.96%

Small Cap Value	Mutual of America Separate Account	New York, New York	46.64%

	Mutual of America 2030 Retirement Fund	New York, New York	6.14%

	Mutual of America 2035 Retirement Fund	New York, New York	7.92%

	Mutual of America 2040 Retirement Fund	New York, New York	6.34%

	Mutual of America 2045 Retirement Fund	New York, New York	7.90%

	Mutual of America 2050 Retirement Fund	New York, New York	5.92%

Small Cap Growth	Mutual of America Separate Account	New York, New York	60.59%

	Mutual of America 2035 Retirement Fund	New York, New York	5.66%

	Mutual of America 2040 Retirement Fund	New York, New York	5.55%

Fund Name	Owner Name	City, State	Owned of Record %

Small Cap Equity Index	Mutual of America Separate Account	New York, New York	34.65%

	Mutual of America 2035 Retirement Fund	New York, New York	9.36%

	Mutual of America 2040 Retirement Fund	New York, New York	12.90%

	Mutual of America 2045 Retirement Fund	New York, New York	12.14%

	Mutual of America 2050 Retirement Fund	New York, New York	12.99%

Mid Cap Value	Mutual of America Separate Account	New York, New York	96.40%

Mid-Cap Equity Index	Mutual of America Separate Account	New York, New York	31.65%

	Mutual of America 2025 Retirement Fund	New York, New York	7.58%

	Mutual of America 2030 Retirement Fund	New York, New York	9.03%

	Mutual of America 2035 Retirement Fund	New York, New York	9.02%

	Mutual of America 2040 Retirement Fund	New York, New York	7.63%

	Mutual of America 2045 Retirement Fund	New York, New York	7.85%

	Mutual of America 2050 Retirement Fund	New York, New York	6.35%

Composite	Mutual of America Separate Account	New York, New York	98.30%

International	Mutual of America 2025 Retirement Fund	New York, New York	9.96%

	Mutual of America 2030 Retirement Fund	New York, New York	12.33%

	Mutual of America 2035 Retirement Fund	New York, New York	13.34%

	Mutual of America 2040 Retirement Fund	New York, New York	12.06%

	Mutual of America 2045 Retirement Fund	New York, New York	13.32%

	Mutual of America 2050 Retirement Fund	New York, New York	10.44%

	Mutual of America 2055 Retirement Fund	New York, New York	5.12%

Fund Name	Owner Name	City, State	Owned of Record %

Catholic Values Index	Mutual of America Life Insurance Company	New York, New York	89.55%

	Archdiocese of Kansas City	Kansas City, Kansas	6.31%

Money Market	Mutual of America Separate Account	New York, New York	36.91%

	Retirement Income	New York, New York	11.92%

	Mutual of America 2020 Retirement Fund	New York, New York	6.78%

	Mutual of America 2025 Retirement Fund	New York, New York	12.89%

	Mutual of America 2030 Retirement Fund	New York, New York	13.87%

Mid-Term Bond	Mutual of America Separate Account	New York, New York	20.51%

	Conservative Allocation	New York, New York	7.51%

	Moderate Allocation	New York, New York	7.66%

	Retirement Income	New York, New York	7.62%

	Mutual of America 2020 Retirement Fund	New York, New York	13.91%

	Mutual of America 2025 Retirement Fund	New York, New York	21.36%

	Mutual of America 2030 Retirement Fund	New York, New York	14.56%

Bond	Mutual of America Separate Account	New York, New York	16.97%

	Mutual of America Moderate Allocation Fund	New York, New York	5.61%

	Mutual of America 2020 Retirement Fund	New York, New York	8.95%

	Mutual of America 2025 Retirement Fund	New York, New York	14.58%

	Mutual of America 2030 Retirement Fund	New York, New York	11.03%

	Mutual of America 2035 Retirement Fund	New York, New York	11.42%

	Mutual of America 2040 Retirement Fund	New York, New York	6.73%

	Mutual of America 2045 Retirement Fund	New York, New York	5.53%

Retirement Income Fund	Mutual of America Separate Account	New York, New York	90.96%

Fund Name	Owner Name	City, State	Owned of Record %

2015 Retirement Fund	Mutual of America Separate Account	New York, New York	96.34%

2020 Retirement Fund	Mutual of America Separate Account	New York, New York	96.06%

2025 Retirement Fund	Mutual of America Separate Account	New York, New York	95.00%

2030 Retirement Fund	Mutual of America Separate Account	New York, New York	94.99%

2035 Retirement Fund	Mutual of America Separate Account	New York, New York	94.04%

2040 Retirement Fund	Mutual of America Separate Account	New York, New York	94.81%

2045 Retirement Fund	Mutual of America Separate Account	New York, New York	94.90%

2050 Retirement Fund	Mutual of America Separate Account	New York, New York	94.81%

2055 Retirement Fund	Mutual of America Separate Account	New York, New York	94.53%

2060 Retirement Fund	Mutual of America Separate Account	New York, New York	92.79%

2065 Retirement Fund	Mutual of America Separate Account	New York, New York	90.73%

Conservative Allocation	Mutual of America Separate Account	New York, New York	99.09%

Moderate Allocation	Mutual of America Separate Account	New York, New York	99.23%

Aggressive Allocation	Mutual of America Separate Account	New York, New York	98.67%